Cash flow information - Additional information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Cash reconciliation for investing and financing activities	R$ 895,287
Cash reconciliation for investing and financing activities through acquisitions	225,766
Contingent consideration liabilities, due to the achievement of the triggers provided for in the shareholders' agreement	498,576
Non-cash investing and financing activities related to business acquisitions through accounts payables			R$ (7,490)
Non-cash investing and financing activities related to business acquisitions through contingent consideration		R$ 2,097,326	(4,175)
Non-cash investing and financing activities related to acquisition of investment in associates through accounts payables	20,000	(739,743)	(72,755)
Non-Cash Investing And Financing Activities For Acquisition Of Investment In Associates, Contingent consideration		(50,000)	(14,556)
Non-cash investing and financing activities related to acquisition of investment in associates through private issuance of shares	106,412		R$ (70,030)
Remaining amount of cash reconciliation for investing and financing activities	62,325
Borrowings and lease liabilities, current	R$ 1,666,432	R$ 2,199,422